12. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
12. STOCK-BASED COMPENSATION

NOTE 12: STOCK-BASED COMPENSATION

Company’s Chief Executive Officer, Chief Financial Officer and Member of Board of Directors

On August 22, 2016, the Company entered into an executive employment agreement with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors. Pursuant to the terms of the executive employment agreement, Mr. Antonios Bertsos will be entitled to receive, beginning January 1, 2016 through December 31, 2026 (unless earlier terminated) (and shall be automatically renewed for successive one year periods unless either party provides written notice of intention not to renew this agreement), an annual base salary of $1,500,000, subject to annual review by the Board of Directors, payable in restricted shares of the Company’s Common Stock. Any shares of Common Stock issued in connection to the base salary or the annual bonus will be subject to 48 month lock-up restriction beginning on the date of issuance. The base salary shall be paid to Mr. Antonios Bertsos before April 30 of each year in advance. In addition, beginning in 2017 and during each fiscal year of the employment period, Mr. Antonios Bertsos shall be eligible to earn an annual bonus, upon achievement of agreed-upon factors subject to determination by the Board of Directors, no later than 60 days following the start of each performance period. The annual bonus shall be payable in restricted shares of the Company’s Common Stock. There was no such bonus agreed to for 2017 and 2018.

The number of the restricted shares of Common Stock to be issued shall be calculated by dividing the base salary and the annual bonus by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock are issued. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock (“True-up shares”) may be issued by dividing the base salary and the annual bonus by the average closing price of the last ten trading days preceding the date the additional restricted shares of Common Stock are issued and then deducting from that number of restricted shares of Common Stock any initial restricted shares of Common Stock or additional restricted shares of Common Stock previously issued in relation to the payment of the corresponding year’s base salary and the annual bonus, so that during the true-up period the aggregate value of the said shares of Common Stock be always maintained at a minimum as the aggregate value of the agreed amount less any collected amounts after the sale of the issued shares of Common Stock by the individual.

Upon the occurrence of a change of control as defined in the executive employment agreement with Mr. Antonios Bertsos, the Company shall pay or provide to Mr. Antonios Bertsos any earned but unpaid base salary, reimbursement of any and all reasonable expenses paid or incurred by Mr. Antonios Bertsos in connection with and related to the performance of his duties and responsibilities for the Company during the period ending on the termination date and any accrued but unused vacation time through the termination date in accordance with the Company policy. In addition, the Company shall pay to Mr. Antonios Bertsos a lump sum cash amount equal to twenty times the sum of his then-current base salary and pro rata portion of any annual bonus, if any, in U.S. dollars, within 30 days following the effectiveness of the termination.

During the years ended December 31, 2017 and 2016, the Company recognized for Mr. Antonios Bertsos total stock-based compensation cost of $1,500,000 and $1,500,000, respectively.

Because of the true-up clauses, the executive employment agreement represents freestanding financial instrument that meets the criteria of ASC 480 to be accounted for as variable share settled debt (refer to Share Settled True-up Clauses in Note 10).

As of December 31, 2017, and 2016, 928,792,570 and 0 shares of Common Stock were issued, respectively, in relation to the employment agreement. Upon agreement with Mr. Antonios Bertsos, any additional True-up shares were to be issued for his 2016 and 2017 salary during 2017, were not issued. However, he reserves he rights and if any additional True-up shares may be needed to be issued according to the terms of his executive employment agreement, these will be issued according to future quarter evaluations. In addition, it was agreed that any shares to be issued for his 2018 annual base salary will be issued after July 2018.

Non-executive Directors

On March 3, 2017 Mr. William Corbett joined the Company’s Board of Directors. The annual compensation of the non-employee director will be $100,000 per annum, payable $20,000 in cash and $80,000 in restricted shares of Common Stock. Any shares of Common Stock issued in connection to the annual compensation will be subject to 48 month lock-up restriction beginning on the date of issuance.

The number of restricted shares of Common Stock to be issued shall be calculated by dividing the annual compensation payable in shares of Common Stock, by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock are issued. The restricted shares of Common Stock will be issued on a quarterly basis in arrears. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock may be issued by dividing the annual compensation payable in shares of Common Stock by the average closing price of the last ten trading days preceding the date that these additional restricted shares of Common Stock are issued and then deducting from that number the restricted shares of Common Stock previously issued for the annual compensation payable in shares of Common Stock, so that during the true-up period the aggregate value of the said shares of Common Stock be always maintained at a minimum as the aggregate value of the agreed amount less any collected amounts after the sale of the issued shares of Common Stock by the individual.

During the years ended December 31, 2017, the Company recognized for the annual compensation of the non-employee director a total stock-based compensation cost of $64,000.

Because of the true-up clauses, the annual compensation of the non-employee director represents freestanding financial instrument that meets the criteria of ASC 480 to be accounted for as variable share settled debt (refer to Share Settled True-up Clauses in Note 10).

Upon agreement with Mr. Corbett, any shares of Common Stock were to be issued for his 2017 compensation during 2017, were not issued and these shares of Common Stock will be issued after July 2018. In addition, it was agreed that any shares to be issued for his 2018 annual base salary will be issued after July 2018.

On February 14, 2017 and August 31, 2017, Mr. Harris Frangos and Mr. Fred Pier resigned from the Company’s Board of Directors for personal reasons.

The annual compensation of the two non-employee directors was $100,000 per annum, payable in restricted shares of Common Stock. Any shares of Common Stock issued in connection to the annual compensation would be subject to 48 month lock-up restriction beginning on the date of issuance.

The number of restricted shares of Common Stock to be issued were to be calculated by dividing the annual compensation by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock were issued. The restricted shares of Common Stock were to be issued on a quarterly basis in arrears. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock might be issued by dividing each annual compensation by the average closing price of the last ten trading days preceding the date that these additional restricted shares of Common Stock were issued and then deducting from that number the restricted shares of Common Stock previously issued for the annual compensation, so that during the true-up period the aggregate value of the said shares of Common Stock be always maintained at a minimum as the aggregate value of the agreed amount less any collected amounts after the sale of the issued shares of Common Stock by the individuals.

As of December 31, 2016, no shares of Common Stock were issued, in relation to the annual compensation of the two non-employee directors of the Company. On March 11, 2017, the Company issued 66,667 restricted shares of Common Stock to Mr. Pier and 66,667 shares of Common Stock to Mr. Frangos, for the settlement of their 2016 annual compensation as non-employee directors. Mr. Frangos’ shares of Common Stock were not subject to a lockup period, after his resignation in February 2017 and upon agreement with the Company. However, no additional shares will be issued in the future to Mr. Frangos. No additional shares will be issued in the future to Mr. Pier, too, as upon his resignation he declared that he is not entitled to any future benefits from the Company.

During the years ended December 31, 2017 and 2016, the Company recognized for the annual compensation of the two non-employee directors a total stock-based compensation cost of $78,904 and $200,000, respectively.

Because of the true-up clauses, the annual compensations of the non-employee directors represent freestanding financial instrument that meet the criteria of ASC 480 to be accounted for as variable share settled debt (refer to Share Settled True-up Clauses in Note 10).